1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Vendor Concentration and Deposits (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Vendor Concentration and Deposits

Vendor Concentration and Vendor Deposits

The Company currently purchases 100% of its Prolieve catheter inventory from one supplier. Alternative suppliers and alternative catheters are not currently available.  The Company maintains a deposit of $221,330 with its vendor.